Retirement Benefits (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Changes in accumulated other comprehensive loss
Prior service credit		$ (45)	$ (51)
Net actuarial loss		407	321
Amortization of prior service cost (credit)		25	20
One-time cost		(3)	0
MTM adjustment	(145)	(145)	(110)
Deferred income tax expense		95	102	(182)
Change in accumulated other comprehensive loss		144	78
Pension Benefits [Member]
Changes in accumulated other comprehensive loss
Prior service credit		0	0
Net actuarial loss		331	185
Amortization of prior service cost (credit)		(4)	(4)
One-time cost		(3)	0
MTM adjustment		(110)	(3)	(14)
Deferred income tax expense		85	72
Change in accumulated other comprehensive loss		129	106
Postretirement Benefits [Member]
Changes in accumulated other comprehensive loss
Prior service credit		(45)	(51)
Net actuarial loss		76	136
Amortization of prior service cost (credit)		29	24
One-time cost		0	0
MTM adjustment		(35)	(107)	(35)
Deferred income tax expense		10	30
Change in accumulated other comprehensive loss		$ 15	$ (28)